UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2010

Check here if Amendment [  ]; Amendment Number:  ______
This Amendment: [ ] is a restatement.
[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: Mosaic Financial Partners Inc.

Address:140 Geary Street, 6th Floor
San Francisco, CA 94108

Form 13F File Number:  28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Geoffrey M. Zimmerman
Title: Chief Compliance Officer
Phone: 415-788-1952

Signature, Place, and Date of Signing:

Geoffrey M. Zimmerman     San Francisco, Ca.   February 16, 2011


Report Type:

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARy:

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 35

Form 13F Information Table Value Total: $143,674


List of Other Included Managers: NONE

FORM 13F  INFORMATION TABLE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE INC                      Common             3783310      391     1212 SH       SOLE                                       1212
EXXON MOBIL CORP               Common           30231G102      237     3237 SH       SOLE                                       3237
Vanguard Total Stock Mkt       Common           922908769      215     3307 SH       SOLE                                       3307
ISHARES TR                     Common           464287234      206     4333 SH       SOLE                                       4333
YUM BRANDS INC                 Common           988498101      236     4808 SH       SOLE                                       4808
CHEVRON CORP NEW               Common           166764100      460     5146 SH       SOLE                                       5146
Vanguard FTSE All Cntry e      Common           922042775      291     6098 SH       SOLE                                       6098
DISNEY WALT CO                 Common           254687106      257     6855 SH       SOLE                                       6855
ISHARES TR                     Common           464288869      421     8401 SH       SOLE                                       8401
KRAFT FOODS INC                Class A          50075N104      307     9730 SH       SOLE                                       9730
SPDR INDEX SHS FDS             Common           78463X863      384     9859 SH       SOLE                                       9859
PEPSICO INC                    Common           713448108      753    11733 SH       SOLE                                      11733
AT&T INC                       Common           00206R102      346    11772 SH       SOLE                                      11772
TOOTSIE ROLL INDS INC          Common           890516107      377    13000 SH       SOLE                                      13000
PHILIP MORRIS INTL INC         Common           718172109      838    14315 SH       SOLE                                      14315
ALTRIA GROUP INC               Common           02209S103      361    14660 SH       SOLE                                      14660
ISHARES TR                     Common           464287176     1716    15961 SH       SOLE                                      15961
SPDR S&P 500 ETF TR            Unit Trust       78462F103     2061    16387 SH       SOLE                                      16387
SCHWAB STRATEGIC TR            Common           808524805      755    27269 SH       SOLE                                      27269
WISDOMTREE TRUST               Common           97717W760     1837    35481 SH       SOLE                                      35481
ISHARES TR                     Common           464287564     2954    44944 SH       SOLE                                      44944
ISHARES TR                     Common           464287200     9575    75839 SH       SOLE                                      75839
ISHARES TR                     Common           464288281     8321    77711 SH       SOLE                                      77711
VANGUARD BD INDEX FD INC       Common           921937827     6565    81595 SH       SOLE                                      81595
ISHARES INC                    Common           464286509     2698    87022 SH       SOLE                                      87022
VANGUARD INDEX FDS             Common           922908744     5091    95456 SH       SOLE                                      95456
ISHARES TR                     Common           464287465     6184   106216 SH       SOLE                                     106216
VANGUARD INTL EQUITY INDEX F   Common           922042858     5600   116311 SH       SOLE                                     116311
ISHARES TR                     Common           464287804     9198   134336 SH       SOLE                                     134336
SPDR INDEX SHS FDS             Common           78463X871     5136   166539 SH       SOLE                                     166539
ISHARES TR                     Common           464287598    11576   178456 SH       SOLE                                     178456
JPMORGAN CHASE & CO            Common           46625H365    12216   336063 SH       SOLE                                     336063
ISHARES TR                     Common           464287622    24969   357421 SH       SOLE                                     357421
VANGUARD TAX-MANAGED FD        Common           921943858    14678   406033 SH       SOLE                                     406033
PLUM CREEK TIMBER CO INC       Common           729251108     6464   172595 SH       SOLE                                     172595


